Schedule of staffing costs (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Wages and salaries	£ 3,866,818	£ 4,147,091	£ 4,429,952
Social security costs	369,784	485,102	493,350
Pension costs – defined contribution	136,972	154,887	183,595
Share based payments		573,062	835,792
Total staff costs	4,373,574	5,360,142	5,942,689
Research and development [member]
IfrsStatementLineItems [Line Items]
Wages and salaries	2,989,066	3,443,726	3,663,845
Social security costs	313,138	386,063	411,114
Pension costs – defined contribution	94,938	130,339	145,223
Share based payments		316,259	373,414
Total staff costs	3,397,142	4,276,387	4,593,596
Administration operations [member]
IfrsStatementLineItems [Line Items]
Wages and salaries	877,752	703,366	766,107
Social security costs	56,646	99,040	82,236
Pension costs – defined contribution	42,034	24,548	38,372
Share based payments		256,803	462,378
Total staff costs	£ 976,432	£ 1,083,757	£ 1,349,093